Schedule I - Litigation and legal proceedings - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 28, 2012	Jan. 29, 2011	Jan. 30, 2010
Loss Contingencies [Line Items]
Gain related to the litigation settlement	$ 0	$ 0	$ 51
Amazon | Corporate and other
Loss Contingencies [Line Items]
Gain related to the litigation settlement			51
Parent company | Amazon | Corporate and other
Loss Contingencies [Line Items]
Gain related to the litigation settlement			$ 51